Stock-based compensation - Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding
Balance (in shares)	16,336,134
Granted (in shares)	1,500,081
Exercised (in shares)	(174,378)
Forfeited (in shares)	(944,087)
Expired (in shares)	(28,981)
Balance (in shares)	16,688,769	16,336,134
Exercisable (in shares)	12,128,516
Weighted average exercise price ($)
Balance (in usd per share)	$ 0.81
Granted (in usd per share)	10.07
Exercised (in usd per share)	0.81
Forfeited (in usd per share)	0.81
Expired (in usd per share)	0.81
Balance (in usd per share)	1.64	$ 0.81
Exercisable (in usd per share)	$ 0.84
Weighted average remaining contractual term (years)
Balance	6 years 11 months 15 days	8 years 6 months 18 days
Exercisable	6 years 2 months 12 days
Aggregate intrinsic value ($)
Balance	$ 74,546	$ 80,179
Exercisable	$ 59,344
DWave System [Member]
Number of options outstanding
Balance (in shares)	16,336,134	12,654,807
Granted (in shares)		4,369,866
Exercised (in shares)		(105,203)
Forfeited (in shares)		(171,204)
Expired (in shares)		(412,132)
Balance (in shares)		16,336,134	12,654,807
Unvested (in shares)		6,943,273
Exercisable (in shares)		9,392,861
Weighted average exercise price ($)
Balance (in usd per share)	$ 0.81	$ 0.81
Granted (in usd per share)		0.82
Exercised (in usd per share)		0.81
Forfeited (in usd per share)		0.81
Expired (in usd per share)		0.81
Balance (in usd per share)		0.81	$ 0.81
Unvested (in usd per share)		0.81
Exercisable (in usd per share)		$ 0.81
Weighted average remaining contractual term (years)
Balance		8 years 6 months 18 days	9 years 4 months 17 days
Unvested		8 years 6 months 10 days
Exercisable		8 years 2 months 12 days
Aggregate intrinsic value ($)
Balance		$ 80,179
Unvested		77,423
Exercisable		$ 46,116